UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 151.2%
Alabama - 1.4%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$740,000	$823,620
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.500%	10/1/53	1,300,000	1,506,154

Total Alabama				2,329,774

Alaska - 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	2,150,000	2,487,550

Arizona - 2.0%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	2,855,000	3,146,695	(a)

California - 25.9%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.120%	4/1/24	3,000,000	3,060,450	(b)(c)
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.250%	3/1/24	2,500,000	2,607,125
Catholic Healthcare West	5.625%	7/1/32	5,000,000	5,088,550	(a)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,500,000	2,605,075	(d)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	1,000,000	1,079,370	(d)(e)
California State, GO, Various Purpose	5.000%	4/1/43	4,000,000	4,536,080	(f)
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,663,755
Los Angeles County, CA, MTA Revenue, Union Station Project	0.386%	7/1/27	300,000	279,385	(b)
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II	5.000%	8/1/30	2,500,000	2,863,800
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	2,500,000	2,536,375
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,108,090
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,568,768
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	4,133,550
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area	5.000%	9/1/30	750,000	869,070
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	500,000	508,125
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	250,000	292,382
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	115,750
Senior Lien	5.750%	6/1/48	200,000	230,726
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,785,950
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	1,500,000	1,588,845

Total California				41,521,221

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 8.0%
Colorado Health Facilities Authority Revenue:
Poudre Valley Health Care	5.000%	3/1/25	$2,850,000	$2,850,770
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	4,060,840
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	285,000	307,401
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,544,640

Total Colorado				12,763,651

Florida - 4.4%
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	1,250,000	1,506,150
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,745,567
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,271,260
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	532,580	(d)

Total Florida				7,055,557

Illinois - 10.9%
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,000,000	1,143,280
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,166,800
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,107,420
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	894,112
Second Lien Project	5.000%	11/1/39	500,000	558,820
Illinois Health Facilities Authority Revenue, South Suburban Hospital Project	7.000%	2/15/18	245,000	267,153	(g)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,468,103
Illinois State, GO	5.000%	5/1/39	1,000,000	1,059,470
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,582,185
University of Illinois, COPS	5.000%	3/15/24	1,000,000	1,204,550

Total Illinois				17,451,893

Indiana - 2.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,068,110
Indianapolis, IN, Local Public Improvement Bond Bank	5.000%	6/1/27	2,000,000	2,309,720

Total Indiana				3,377,830

Iowa - 2.0%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,110,000	1,182,105
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,790,000	1,961,876

Total Iowa				3,143,981

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 2.2%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	$1,000,000	$1,075,090
Maryland State Health & Higher EFA Revenue Bonds, Suburban Hospital	5.500%	7/1/16	2,500,000	2,509,475

Total Maryland				3,584,565

Massachusetts - 0.9%
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,370
Massachusetts State Water Resources Authority Revenue:
General, NATL-RE	5.000%	8/1/34	60,000	66,349	(a)
General, NATL-RE	5.000%	8/1/34	940,000	1,027,589

Total Massachusetts				1,450,308

Michigan - 6.1%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	4,042,745
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	405,000	437,914
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	250,000	282,880
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	610,000	658,977	(d)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	370,000	402,749
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	380,000	400,691
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,248,980
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,304,854	(e)

Total Michigan				9,779,790

Minnesota - 0.4%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	500,000	572,005

Missouri - 1.4%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,201,840

Nevada - 1.3%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,151,900

New Jersey - 9.5%
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	550,850
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,189,660	(e)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,117,100	(e)
School Facilities Construction	1.620%	3/1/28	2,500,000	2,431,375	(b)
New Jersey State Transportation Trust Fund Authority, Revenue, Transportation Program	5.000%	6/15/38	6,000,000	6,422,340
New Jersey State Turnpike Authority Revenue	0.700%	1/1/18	2,500,000	2,515,950	(b)(c)

Total New Jersey				15,227,275

New York - 27.7%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	1,000,000	1,184,800
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	3,045,000	3,632,441

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
MTA, NY, Revenue	5.000%	11/15/25	$1,000,000	$1,176,170
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,126,470
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	97,436	7,795
Amsterdam At Harborside	6.700%	1/1/49	270,000	272,865
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,607,133
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,385,503
Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,217,240
New York State Energy Research & Development Authority Revenue, Niagara Mohawk Power Corp.	0.434%	7/1/29	2,520,000	2,367,452	(b)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.375%	11/15/40	240,000	267,725	(d)
3 World Trade Center LLC Project	5.000%	11/15/44	870,000	910,786	(d)
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,326,080
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,807,250
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	5,103,354
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,420,000
Port Authority of New York & New Jersey	5.000%	1/15/41	5,000,000	5,593,750

Total New York				44,406,814

North Carolina - 4.3%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,642,450
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,263,648

Total North Carolina				6,906,098

Ohio - 3.6%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	4,040,000	4,613,680
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,148,370

Total Ohio				5,762,050

Oklahoma - 1.4%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,298,700

Pennsylvania - 6.0%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	6,014,720
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	549,575
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,995,950

Total Pennsylvania				9,560,245

Puerto Rico - 1.0%
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/31	1,710,000	1,175,676
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	500,000	365,135

Total Puerto Rico				1,540,811

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 5.4%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	$2,030,000	$2,327,395
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	4,049,394
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,000,000	2,301,460

Total Tennessee				8,678,249

Texas - 11.8%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,901,550
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,568,727
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,184,634
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	2,000,000	1,575,460	(b)
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax	5.000%	11/1/36	3,125,000	3,576,625
Kemp, TX, ISD, GO, School Building, PSF-GTD	5.250%	2/15/33	3,450,000	3,756,486	(a)
Mesquite, TX, ISD, GO:
PSFG	0.000%	8/15/27	505,000	273,311	(a)
PSFG	0.000%	8/15/27	495,000	266,944
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,775,850

Total Texas				18,879,587

Washington - 5.1%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,834,890
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,005,780
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,406,920

Total Washington				8,247,590

Wisconsin - 4.9%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,256,800	(e)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,593,792

Total Wisconsin				7,850,592

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $219,915,509)				242,376,571

SHORT-TERM INVESTMENTS - 0.5%
New York - 0.5%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.100%	4/1/35	600,000	600,000	(h)(i)
SPA-Dexia Credit Local	0.090%	8/1/28	100,000	100,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.090%	6/15/32	100,000	100,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $800,000)				800,000

TOTAL INVESTMENTS - 151.7% (Cost - $220,715,509#)				243,176,571
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (53.0)%				(85,000,000)
Other Assets in Excess of Liabilities - 1.3%				2,161,203

TOTAL NET ASSETS - 100.0%				$160,337,774

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$242,376,571	—	$242,376,571
Short-term investments†	—	800,000	—	800,000

Total investments	—	$243,176,571	—	$243,176,571

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures Contracts	$7,100	—	—	$7,100

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,780,382
Gross unrealized depreciation	(319,320)

Net unrealized appreciation	$22,461,062

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	20	3/15	$2,939,998	$2,940,626	$(628)
U.S. Treasury Long-Term Bonds	30	6/15	4,848,840	4,855,312	(6,472)

Net unrealized depreciation on open futures contracts					$(7,100)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015